VARIABLE INTEREST ENTITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Four Cubed Management Llc [Member]
Schedule Of Variable Interest Entities

	June 30, 2021	December 31, 2020

Current assets	$195,566	$823,575
Long-term assets	—	—

Current liabilities	$(703,493)	$(700,746)
Long-term liabilities	—	(39,184)

	2020	2019

Current assets	$823,575	$375,834
Long-term assets	—	—

Current liabilities	$(700,746)	$(401,492)
Long-term liabilities	(39,184)	—